Goodwill And Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets, Net
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

A.    COMPOSITION OF IDENTIFIABLE INTANGIBLE ASSETS:

	Weighted average
	useful lives	December 31,
		2016	2015
Original cost:
Technology	12	$234,081	$234,805
Customer relations	12	169,695	170,692
Trademarks and other	11	161,019	158,666
		564,795	564,163
Accumulated amortization:
Technology		172,649	150,516
Customer relations		157,179	151,421
Trademarks and other		125,566	114,604
		455,394	416,541
Amortized cost		$109,401	$147,622

B.	AMORTIZATION EXPENSES
Amortization expenses amounted to $41,160, $48,115 and $42,951 for the years ended December 31, 2016, 2015 and 2014, respectively.

C.	AMORTIZATION EXPENSES FOR FIVE SUCCEEDING YEARS
The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

2017		$24,545
2018		21,893
2019		21,054
2020		16,755
2021	and thereafter	25,154
		109,401

D.    CHANGES IN GOODWILL

Changes in goodwill during 2016 were as follows:

2016
Balance, at January 1	$622,654
Reduction related to deconsolidation of a subsidiary (1)	(1,206)
Net translation differences (2)	(4,451)
Balance, at December 31	$616,997

(1)	See Note 6(B)(5).

(2)	Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.